Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 13,303	$ 11,270
Current biological assets	117,133	94,117
Biological assets	130,436	105,387	$ 167,994
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	11,397	9,859
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	11,397	9,859
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	3,460	2,993
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	1,783	1,310
Current biological assets	1,677	1,683
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	337	540
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	214	439
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	123	101
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	38,404	27,347
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	38,404	27,347
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	21,484	17,173
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	21,484	17,173
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	55,354	47,475
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 55,354	$ 47,475